Notes receivable	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Notes receivable	Notes receivable
The Group collects notes receivable from its customers for sales of automotive computing platform, SoC Core Modules and other products. Notes receivable as of December 31, 2022 and 2023 were bank acceptance notes, among which, RMB25,034 and RMB6,603 respectively, were pledged as collateral to secure the Group’s liability for notes payable issued by China Merchants Bank and China Industrial Bank. The notes payables are used for settlement between the Group and its suppliers on the purchase of raw materials and other inventories.